Note 12: Restructuring and Other Costs (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 336,000,000
Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Period Expense	286,000,000
Restructuring Reserve Settled	(132,000,000)
Restructuring Reserve Ending Balance	154,000,000
Restructuring And Other Costs Expected Cost	368,000,000
Restructuring And Other Costs Incurred Cost	(286,000,000)
Restructuring And Other Costs Remaining Expected Cost	82,000,000
Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	227,000,000
Restructuring Reserve Period Expense	55,000,000
Restructuring Reserve Settled	(211,000,000)
Restructuring Reserve Ending Balance	71,000,000	227,000,000
Restructuring And Other Costs Expected Cost	447,000,000
Restructuring And Other Costs Incurred Cost	(55,000,000)	(371,000,000)
Restructuring And Other Costs Remaining Expected Cost	21,000,000
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	73,000,000
Otis [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	100,000,000
Restructuring And Other Costs Incurred Cost	(76,000,000)
Restructuring And Other Costs Remaining Expected Cost	24,000,000
Otis [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	87,000,000
Restructuring And Other Costs Incurred Cost	0	(87,000,000)
Restructuring And Other Costs Remaining Expected Cost	0
Carrier [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	46,000,000
Carrier [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	47,000,000
Restructuring And Other Costs Incurred Cost	(31,000,000)
Restructuring And Other Costs Remaining Expected Cost	16,000,000
Carrier [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	98,000,000
Restructuring And Other Costs Incurred Cost	(19,000,000)	(74,000,000)
Restructuring And Other Costs Remaining Expected Cost	5,000,000
UTC Fire and Security [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	80,000,000
UTC Fire and Security [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	68,000,000
Restructuring And Other Costs Incurred Cost	(62,000,000)
Restructuring And Other Costs Remaining Expected Cost	6,000,000
UTC Fire and Security [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	94,000,000
Restructuring And Other Costs Incurred Cost	(23,000,000)	(64,000,000)
Restructuring And Other Costs Remaining Expected Cost	7,000,000
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	67,000,000
Pratt and Whitney [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	65,000,000
Restructuring And Other Costs Incurred Cost	(52,000,000)
Restructuring And Other Costs Remaining Expected Cost	13,000,000
Pratt and Whitney [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	93,000,000
Restructuring And Other Costs Incurred Cost	(8,000,000)	(84,000,000)
Restructuring And Other Costs Remaining Expected Cost	1,000,000
Hamilton Sundstrand [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	16,000,000
Hamilton Sundstrand [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	14,000,000
Restructuring And Other Costs Incurred Cost	(13,000,000)
Restructuring And Other Costs Remaining Expected Cost	1,000,000
Hamilton Sundstrand [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	40,000,000
Restructuring And Other Costs Incurred Cost	(3,000,000)	(29,000,000)
Restructuring And Other Costs Remaining Expected Cost	8,000,000
Sikorsky [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	53,000,000
Sikorsky [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	73,000,000
Restructuring And Other Costs Incurred Cost	(51,000,000)
Restructuring And Other Costs Remaining Expected Cost	22,000,000
Sikorsky [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	17,000,000
Restructuring And Other Costs Incurred Cost	(2,000,000)	(15,000,000)
Restructuring And Other Costs Remaining Expected Cost	0
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,000,000
Eliminations and other [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	1,000,000
Restructuring And Other Costs Incurred Cost	(1,000,000)
Restructuring And Other Costs Remaining Expected Cost	0
Eliminations and other [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	18,000,000
Restructuring And Other Costs Incurred Cost	0	(18,000,000)
Restructuring And Other Costs Remaining Expected Cost	0
Cost Of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	180,000,000
Cost Of Sales [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(136,000,000)
Cost Of Sales [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(36,000,000)
Selling General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	154,000,000
Selling General and Administrative [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(147,000,000)
Selling General and Administrative [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(19,000,000)
Other Income Net [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,000,000
Other Income Net [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(3,000,000)
Employee Severance [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Period Expense	259,000,000
Restructuring Reserve Settled	(115,000,000)
Restructuring Reserve Ending Balance	144,000,000
Restructuring And Other Costs Expected Cost	290,000,000
Restructuring And Other Costs Incurred Cost	(259,000,000)
Restructuring And Other Costs Remaining Expected Cost	31,000,000
Employee Severance [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	203,000,000
Restructuring Reserve Period Expense	9,000,000
Restructuring Reserve Settled	(156,000,000)
Restructuring Reserve Ending Balance	56,000,000	203,000,000
Restructuring And Other Costs Expected Cost	319,000,000
Restructuring And Other Costs Incurred Cost	(9,000,000)	(301,000,000)
Restructuring And Other Costs Remaining Expected Cost	9,000,000
Asset Write Downs [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Period Expense	4,000,000
Restructuring Reserve Settled	(4,000,000)
Restructuring Reserve Ending Balance	0
Restructuring And Other Costs Expected Cost	4,000,000
Restructuring And Other Costs Incurred Cost	(4,000,000)
Restructuring And Other Costs Remaining Expected Cost	0
Asset Write Downs [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	0
Restructuring Reserve Period Expense	11,000,000
Restructuring Reserve Settled	(11,000,000)
Restructuring Reserve Ending Balance	0	0
Restructuring And Other Costs Expected Cost	30,000,000
Restructuring And Other Costs Incurred Cost	(11,000,000)	(19,000,000)
Restructuring And Other Costs Remaining Expected Cost	0
Facility Exit [Member] | Current Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Period Expense	23,000,000
Restructuring Reserve Settled	(13,000,000)
Restructuring Reserve Ending Balance	10,000,000
Restructuring And Other Costs Expected Cost	74,000,000
Restructuring And Other Costs Incurred Cost	(23,000,000)
Restructuring And Other Costs Remaining Expected Cost	51,000,000
Facility Exit [Member] | Prior Year [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	24,000,000
Restructuring Reserve Period Expense	35,000,000
Restructuring Reserve Settled	(44,000,000)
Restructuring Reserve Ending Balance	15,000,000	24,000,000
Restructuring And Other Costs Expected Cost	98,000,000
Restructuring And Other Costs Incurred Cost	(35,000,000)	(51,000,000)
Restructuring And Other Costs Remaining Expected Cost	$ 12,000,000
Restructuring And Other Costs, Current Year Actions [Member]
Restructuring Details [Line Items]
Anticipated Net Workforce Reduction Of Hourly And Salary Employees	approximately 5,000 hourly and salaried employees
Anticipated Net Square Feet Of Facilities To Be Exited	approximately 2 million net square feet of facilities
Completed Net Workforce Reduction Of Hourly And Salary Employees	approximately 2,200 employees
Completed Net Square Feet Of Facilities Exited	50,000 net square feet of facilities
Restructuring And Other Costs, Prior Year Actions [Member]
Restructuring Details [Line Items]
Anticipated Net Workforce Reduction Of Hourly And Salary Employees	5,000
Anticipated Net Square Feet Of Facilities To Be Exited	3.9 million net square feet
Completed Net Workforce Reduction Of Hourly And Salary Employees	approximately 4,000 employees
Completed Net Square Feet Of Facilities Exited	2.5 million net square feet of facilities